UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2944

                     Oppenheimer Quest Value Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------


How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index. The Fund's portfolio manager is employed by its sub-advisor, OpCap Advisors.

Management's Discussion of Fund Performance. Oppenheimer Quest Value Fund, Inc., outpaced its benchmark index, the S&P 500 Index, during the 12 months ended October 31, 2003. While our holdings in nearly every sector performed well, the Fund's strong results were due to relatively large allocations to financial stocks (35.2% of net assets as of October 31, 2003) and consumer discretionary stocks (14.2%), combined with very solid stock selection in these sectors.

   For instance, Countrywide Financial Corp. benefited greatly from historically low interest rates that fostered strong demand for its chief products, home mortgages and mortgage refinancings. Low interest rates also helped J.P. Morgan Chase & Co., FleetBoston Financial Corp., and Citigroup, Inc., all interest-rate sensitive stocks that were oversold in 2002.

   Among consumer stocks, Sears Roebuck & Co. and McDonald's Corp. made the strongest contributions to performance. Also a previously oversold stock, Sears recovered nicely once management sold the company's credit card operations and was able to focus exclusively on its core retail business. After several years of weak financial results, McDonald's showed improvement after revamping its U.S. menus to attract a larger market.

   Acting as restraints on the Fund's performance were our large investment in mortgage lender Federal Home Loan Mortgage Corporation (Freddie Mac), a troubled stock throughout the period, and our relative underweighting in the market's information technology stocks, an area that has done extremely well since March.

   In sharp contrast to this, Freddie Mac has many fundamental strengths, and its operations have benefited from the favorable interest rate environment. Despite this, the stock price suffered this year from ongoing concerns about the company's accounting format and corporate leadership. While investors have waited for Freddie Mac to introduce a more transparent accounting system, Congress has talked of increasing regulatory supervision of the company, adding to the uncertainty and further damaging the stock price. Although it has cost the Fund in terms of near-term performance, we have chosen to maintain our rather large exposure to the stock (5.9% of net assets). Our analysis shows that the stock still has potential to grow to intrinsic value, so we are willing to be patient a bit longer--at least until the company names a new chief executive and discloses how



6 | OPPENHEIMER QUEST VALUE FUND, INC.

it plans to resolve its accounting issues. The Fund's holdings, strategies and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until October 31, 2003. In the case of Class A, Class B and Class C shares, performance is measured for a ten-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on December 16, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

   The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.



7 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

              Oppenheimer Quest Value Fund, Inc. (Class A)    S&P 500 Index
10/31/1993   $ 9,425                                           $10,000
01/31/1994     9,630                                            10,365
04/30/1994     9,536                                             9,769
07/31/1994     9,591                                            10,003
10/31/1994     9,898                                            10,386
01/31/1995     9,921                                            10,419
04/30/1995    10,840                                            11,472
07/31/1995    12,159                                            12,611
10/31/1995    12,346                                            13,128
01/31/1996    13,680                                            14,443
04/30/1996    14,395                                            14,934
07/31/1996    14,157                                            14,698
10/31/1996    15,852                                            16,290
01/31/1997    16,912                                            18,245
04/30/1997    16,941                                            18,686
07/31/1997    19,939                                            22,358
10/31/1997    19,880                                            21,519
01/31/1998    20,581                                            23,153
04/30/1998    23,432                                            26,360
07/31/1998    22,475                                            26,674
10/31/1998    21,844                                            26,256
01/31/1999    22,176                                            30,681
04/30/1999    24,540                                            32,114
07/31/1999    23,262                                            32,063
10/31/1999    23,187                                            32,993
01/31/2000    21,885                                            33,853
04/30/2000    22,272                                            35,364
07/31/2000    21,339                                            34,937
10/31/2000    23,521                                            34,999
01/31/2001    25,257                                            33,549
04/30/2001    25,270                                            30,779
07/31/2001    25,145                                            29,934
10/31/2001    22,292                                            26,288
01/31/2002    22,922                                            28,135
04/30/2002    23,125                                            26,896
07/31/2002    19,980                                            22,865
10/31/2002    19,055                                            22,319
01/31/2003    18,763                                            21,663
04/30/2003    19,714                                            23,317
07/31/2003    21,337                                            25,297
10/31/2003    23,201                                            26,959

Average Annual Total Returns of Class A Shares of the Fund at 10/31/03*
1-Year 14.76%   5-Year 0.02%   10-Year 8.78%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                Oppenheimer Quest Value Fund, Inc. (Class B)    S&P 500 Index
10/31/1993      $10,000                                          $10,000
01/31/1994       10,202                                           10,365
04/30/1994       10,085                                            9,769
07/31/1994       10,135                                           10,003
10/31/1994       10,443                                           10,386
01/31/1995       10,451                                           10,419
04/30/1995       11,407                                           11,472
07/31/1995       12,778                                           12,611
10/31/1995       12,958                                           13,128
01/31/1996       14,346                                           14,443
04/30/1996       15,073                                           14,934
07/31/1996       14,801                                           14,698
10/31/1996       16,556                                           16,290
01/31/1997       17,638                                           18,245
04/30/1997       17,648                                           18,686
07/31/1997       20,749                                           22,358
10/31/1997       20,647                                           21,519
01/31/1998       21,362                                           23,153
04/30/1998       24,276                                           26,360
07/31/1998       23,259                                           26,674
10/31/1998       22,584                                           26,256
01/31/1999       22,890                                           30,681
04/30/1999       25,293                                           32,114
07/31/1999       23,952                                           32,063
10/31/1999       23,832                                           32,993
01/31/2000       22,493                                           33,853
04/30/2000       22,891                                           35,364
07/31/2000       21,932                                           34,937
10/31/2000       24,175                                           34,999
01/31/2001       25,959                                           33,549
04/30/2001       25,972                                           30,779
07/31/2001       25,844                                           29,934
10/31/2001       22,912                                           26,288
01/31/2002       23,559                                           28,135
04/30/2002       23,767                                           26,896
07/31/2002       20,536                                           22,865
10/31/2002       19,584                                           22,319
01/31/2003       19,285                                           21,663
04/30/2003       20,262                                           23,317
07/31/2003       21,930                                           25,297
10/31/2003       23,845                                           26,959

Average Annual Total Returns of Class B Shares of the Fund at 10/31/03* 1-Year 15.81% 5-Year 0.22% 10-Year 9.08%

*See Notes on page 11 for further details.


8 | OPPENHEIMER QUEST VALUE FUND, INC.

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

              Oppenheimer Quest Value Fund, Inc. (Class C)   S&P 500 Index
10/31/1993    $10,000                                        $10,000
01/31/1994     10,211                                         10,365
04/30/1994     10,095                                          9,769
07/31/1994     10,145                                         10,003
10/31/1994     10,445                                         10,386
01/31/1995     10,460                                         10,419
04/30/1995     11,417                                         11,472
07/31/1995     12,790                                         12,611
10/31/1995     12,962                                         13,128
01/31/1996     14,345                                         14,443
04/30/1996     15,073                                         14,934
07/31/1996     14,811                                         14,698
10/31/1996     16,557                                         16,290
01/31/1997     17,639                                         18,245
04/30/1997     17,649                                         18,686
07/31/1997     20,753                                         22,358
10/31/1997     20,661                                         21,519
01/31/1998     21,364                                         23,153
04/30/1998     24,291                                         26,360
07/31/1998     23,262                                         26,674
10/31/1998     22,586                                         26,256
01/31/1999     22,900                                         30,681
04/30/1999     25,304                                         32,114
07/31/1999     23,962                                         32,063
10/31/1999     23,839                                         32,993
01/31/2000     22,467                                         33,853
04/30/2000     22,825                                         35,364
07/31/2000     21,842                                         34,937
10/31/2000     24,038                                         34,999
01/31/2001     25,775                                         33,549
04/30/2001     25,736                                         30,779
07/31/2001     25,592                                         29,934
10/31/2001     22,638                                         26,288
01/31/2002     23,249                                         28,135
04/30/2002     23,422                                         26,896
07/31/2002     20,201                                         22,865
10/31/2002     19,225                                         22,319
01/31/2003     18,890                                         21,663
04/30/2003     19,813                                         23,317
07/31/2003     21,404                                         25,297
10/31/2003     23,222                                         26,959

Average Annual Total Returns of Class C Shares of the Fund at 10/31/03* 1-Year 19.79% 5-Year 0.56% 10-Year 8.79%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
              Oppenheimer Quest Value Fund, Inc. (Class N)    S&P 500 Index
03/01/2001    $10,000                                         $10,000
04/30/2001     10,175                                          10,094
07/31/2001     10,125                                           9,817
10/31/2001      8,976                                           8,621
01/31/2002      9,229                                           9,227
04/30/2002      9,301                                           8,821
07/31/2002      8,034                                           7,499
10/31/2002      7,656                                           7,320
01/31/2003      7,533                                           7,104
04/30/2003      7,911                                           7,647
07/31/2003      8,555                                           8,296
10/31/2003      9,290                                           8,841

Average Annual Total Returns of Class N Shares of the Fund at 10/31/03*
1-Year  20.35%             Since Inception  -2.72%

The performance information for the S&P 500 Index in the graphs begins on 10/31/93 for Class A, Class B and Class C, 2/28/01 for Class N and 12/31/96 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                     9 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

               Oppenheimer Quest Value Fund, Inc. (Class Y)   S&P 500 Index
12/16/1996     $10,000                                        $10,000
01/31/1997      10,564                                         10,624
04/30/1997      10,594                                         10,881
07/31/1997      12,485                                         13,019
10/31/1997      12,455                                         12,531
01/31/1998      12,909                                         13,482
04/30/1998      14,708                                         15,349
07/31/1998      14,121                                         15,532
10/31/1998      13,744                                         15,289
01/31/1999      13,960                                         17,866
04/30/1999      15,441                                         18,700
07/31/1999      14,657                                         18,670
10/31/1999      14,630                                         19,212
01/31/2000      13,817                                         19,713
04/30/2000      14,046                                         20,593
07/31/2000      13,435                                         20,344
10/31/2000      14,793                                         20,380
01/31/2001      15,970                                         19,536
04/30/2001      15,986                                         17,923
07/31/2001      15,923                                         17,431
10/31/2001      14,128                                         15,308
01/31/2002      14,540                                         16,383
04/30/2002      14,683                                         15,661
07/31/2002      12,689                                         13,314
10/31/2002      12,115                                         12,997
01/31/2003      11,932                                         12,614
04/30/2003      12,554                                         13,578
07/31/2003      13,590                                         14,730
10/31/2003      14,779                                         15,698

Average Annual Total Returns of Class Y Shares of the Fund at 10/31/03*
1-Year 21.99%   5-Year 1.46%   Since Inception 5.85%

*See Notes on page 11 for further details.
The performance information for the S&P 500 Index in the graphs begins on 10/31/93 for Class A, Class B and Class C, 2/28/01 for Class N and 12/31/96 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                     10 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio management team is employed by the Fund's subadvisor.

Class A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor


An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                     11 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------


                                          Market Value
                              Shares        See Note 1
-------------------------------------------------------
Common Stocks--91.8%
-------------------------------------------------------
Consumer Discretionary--14.2%
-------------------------------------------------------
Hotels, Restaurants & Leisure--5.9%
Carnival Corp.               625,000      $ 21,818,750
-------------------------------------------------------
McDonald's Corp.           1,350,000        33,763,500
                                          -------------
                                            55,582,250

-------------------------------------------------------
Leisure Equipment & Products--1.5%
Eastman Kodak Co.            600,000        14,658,000
-------------------------------------------------------
Media--3.1%
Clear Channel
Communications,
Inc.                         450,000        18,369,000
-------------------------------------------------------
Time Warner, Inc. 1          700,000        10,703,000
                                          -------------
                                            29,072,000

-------------------------------------------------------
Multiline Retail--3.7%
Dollar General Corp.         700,000        15,729,000
-------------------------------------------------------
Sears Roebuck & Co.          375,000        19,736,250
                                          -------------
                                            35,465,250

-------------------------------------------------------
Consumer Staples--11.6%
-------------------------------------------------------
Food & Staples Retailing--6.3%
CVS Corp.                    850,000        29,903,000
-------------------------------------------------------
Kroger Co. (The) 1         1,725,000        30,170,250
                                          -------------
                                            60,073,250

-------------------------------------------------------
Food Products--1.9%
Kraft Foods, Inc.,
Cl. A                        600,000        17,460,000
-------------------------------------------------------
Household Products--1.4%
Procter & Gamble
Corp. (The)                  135,000        13,269,150
-------------------------------------------------------
Personal Products--2.0%
Gillette Co.                 600,000        19,140,000
-------------------------------------------------------
Energy--3.0%
-------------------------------------------------------
Oil & Gas--3.0%
BP plc, ADR                  150,000         6,357,000
-------------------------------------------------------
ChevronTexaco
Corp.                        300,000        22,290,000
                                          -------------
                                            28,647,000


                                          Market Value
                              Shares        See Note 1
-------------------------------------------------------
Financials--35.2%
-------------------------------------------------------
Commercial Banks--8.6%
FleetBoston
Financial Corp.            1,000,000      $ 40,390,000
-------------------------------------------------------
Wells Fargo & Co.            725,000        40,832,000
                                          -------------
                                            81,222,000

-------------------------------------------------------
Diversified Financial Services--8.3%
Citigroup, Inc.              900,000        42,660,000
-------------------------------------------------------
J.P. Morgan
Chase & Co.                1,000,000        35,900,000
                                          -------------
                                            78,560,000

-------------------------------------------------------
Insurance--9.1%
AFLAC, Inc.                  600,000        21,888,000
-------------------------------------------------------
John Hancock
Financial Services,
Inc.                         850,000        30,047,500
-------------------------------------------------------
UnumProvident
Corp.                        600,000         9,822,000
-------------------------------------------------------
XL Capital Ltd., Cl. A       350,000        24,325,000
                                          -------------
                                            86,082,500

-------------------------------------------------------
Thrifts & Mortgage Finance--9.2%
Countrywide
Financial Corp.              300,000        31,536,000
-------------------------------------------------------
Freddie Mac                1,000,000        56,130,000
                                          -------------
                                            87,666,000

-------------------------------------------------------
Health Care--6.6%
-------------------------------------------------------
Biotechnology--2.1%
Wyeth                        450,000        19,863,000
-------------------------------------------------------
Pharmaceuticals--4.5%
Bristol-Myers
Squibb Co.                   350,000         8,879,500
-------------------------------------------------------
Merck & Co., Inc.            150,000         6,637,500
-------------------------------------------------------
Pfizer, Inc.                 850,000        26,860,000
                                          -------------
                                            42,377,000

-------------------------------------------------------
Industrials--8.6%
-------------------------------------------------------
Aerospace & Defense--2.0%
Boeing Co.                   500,000        19,245,000
-------------------------------------------------------
Commercial Services & Supplies--2.1%
Waste Management,
Inc.                         750,000        19,440,000


12 | OPPENHEIMER QUEST VALUE FUND, INC.

                                          Market Value
                              Shares        See Note 1
-------------------------------------------------------
Industrial Conglomerates--3.3%
3M Co.                       400,000      $ 31,548,000
-------------------------------------------------------
Road & Rail--1.2%
Union Pacific Corp.          180,000        11,268,000
-------------------------------------------------------
Information Technology--5.6%
-------------------------------------------------------
Communications Equipment--1.3%
Cisco Systems, Inc. 1        600,000        12,588,000
-------------------------------------------------------
Computers & Peripherals--3.0%
Dell, Inc. 1                 400,000        14,448,000
-------------------------------------------------------
EMC Corp. 1                1,000,000        13,840,000
                                          -------------
                                            28,288,000

-------------------------------------------------------
Software--1.3%
Microsoft Corp.              450,000        11,767,500
-------------------------------------------------------
Telecommunication Services--4.2%
-------------------------------------------------------
Diversified Telecommunication Services--4.2%
SBC
Communications,
Inc.                         550,000        13,189,000
-------------------------------------------------------
Verizon
Communications,
Inc.                         800,000        26,880,000
                                          -------------
                                            40,069,000

-------------------------------------------------------
Utilities--2.8%
-------------------------------------------------------
Electric Utilities--2.8%
Exelon Corp.                 425,000        26,966,250
                                          -------------
Total Common Stocks
(Cost $744,520,532)                        870,317,150


                           Principal      Market Value
                              Amount        See Note 1
-------------------------------------------------------
Short-Term Notes--10.2%
American Express
Credit Corp., 1.03%,
11/21/03                 $20,000,000      $ 19,988,556
-------------------------------------------------------
Canadian Imperial
Holdings, Inc., 1.04%,
11/17/03                  14,065,000        14,058,499
-------------------------------------------------------
Federal Home
Loan Bank:
0.96%, 11/18/03           15,000,000        14,993,200
0.97%, 11/4/03            30,000,000        29,997,575
-------------------------------------------------------
Student Loan
Marketing Assn.,
0.94%, 11/3/03            17,269,000        17,268,098
                                          -------------
Total Short-Term Notes
(Cost $96,305,928)                          96,305,928

-------------------------------------------------------
Total Investments,
at Value
(Cost $840,826,460)            102.0%      966,623,078
-------------------------------------------------------
Liabilities
in Excess of
Other Assets                    (2.0)      (19,127,364)
                              -------------------------
Net Assets                     100.0%     $947,495,714
                              =========================

Footnote to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.


13 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------



-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investments, at value (cost $840,826,460)--
see accompanying statement                                  $966,623,078
-------------------------------------------------------------------------
Cash                                                             277,746
-------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                              28,598,949
Interest and dividends                                         1,245,300
Shares of capital stock sold                                     585,147
Other                                                             51,169
                                                            -------------
Total assets                                                 997,381,389

-------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                         47,726,475
Shares of capital stock redeemed                               1,434,461
Transfer and shareholder servicing agent fees                    217,614
Distribution and service plan fees                               187,089
Shareholder reports                                              165,926
Directors' compensation                                          120,920
Other                                                             33,190
                                                            -------------
Total liabilities                                             49,885,675

-------------------------------------------------------------------------
Net Assets                                                  $947,495,714
                                                            =============

-------------------------------------------------------------------------
Composition of Net Assets
-------------------------------------------------------------------------
Par value of shares of capital stock                        $ 52,615,886
-------------------------------------------------------------------------
Additional paid-in capital                                   810,935,196
-------------------------------------------------------------------------
Undistributed net investment income                            1,737,590
-------------------------------------------------------------------------
Accumulated net realized loss on investment transactions     (43,589,576)
-------------------------------------------------------------------------
Net unrealized appreciation on investments                   125,796,618
                                                            -------------
Net Assets                                                  $947,495,714
                                                            =============



14 | OPPENHEIMER QUEST VALUE FUND, INC.

---------------------------------------------------------------------
Net Asset Value Per Share
---------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $613,601,190 and 33,529,890 shares of capital
stock outstanding)                                            $18.30
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                            $19.42
---------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $213,432,932 and 12,296,644
shares of capital stock outstanding)                          $17.36
---------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $76,529,300 and 4,406,012
shares of capital stock outstanding)                          $17.37
---------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $12,361,436 and 679,489 shares
of capital stock outstanding)                                 $18.19
---------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $31,570,856 and 1,703,851
shares of capital stock outstanding)                          $18.53



See accompanying Notes to Financial Statements.


15 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $19)                   $ 16,084,035
-----------------------------------------------------------------------------------
Interest                                                                   612,929
                                                                      -------------
Total investment income                                                 16,696,964

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                          7,651,747
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  1,372,643
Class B                                                                  2,095,900
Class C                                                                    689,719
Class N                                                                     49,176
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  1,466,698
Class B                                                                    806,542
Class C                                                                    259,539
Class N                                                                     39,094
Class Y                                                                    106,547
-----------------------------------------------------------------------------------
Shareholder reports                                                        336,509
-----------------------------------------------------------------------------------
Directors' compensation                                                     37,205
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 15,274
-----------------------------------------------------------------------------------
Other                                                                       52,688
                                                                      -------------
Total expenses                                                          14,979,281
Less reduction to custodian expenses                                          (948)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class A                                              (10,176)
Less voluntary waiver of transfer and
shareholder servicing agent fees--Class B                                  (86,868)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class C                                              (15,412)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class N                                               (5,101)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class Y                                              (18,174)
                                                                      -------------
Net expenses                                                            14,842,602

-----------------------------------------------------------------------------------
Net Investment Income                                                    1,854,362

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized loss on investments                                          (839,565)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                   163,856,191

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  $164,870,988
                                                                      =============




See accompanying Notes to Financial Statements.


16 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


Year Ended October 31,                                          2003          2002
------------------------------------------------------------------------------------
Operations
------------------------------------------------------------------------------------
Net investment income (loss)                            $  1,854,362  $    (457,495)
------------------------------------------------------------------------------------
Net realized loss                                           (839,565)   (41,300,603)
------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     163,856,191   (108,653,940)
                                                        ----------------------------
Net increase (decrease) in net assets
resulting from operations                                164,870,988   (150,412,038)

------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           --   (12,946,590)
Class B                                                           --    (7,496,507)
Class C                                                           --    (1,939,923)
Class N                                                           --       (96,893)
Class Y                                                           --      (473,948)

------------------------------------------------------------------------------------
Capital Stock Transactions
------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                   20,507,802    20,977,024
Class B                                                  (54,317,094)  (37,437,200)
Class C                                                   (5,544,078)    2,368,408
Class N                                                    2,133,914     6,852,192
Class Y                                                    3,716,361     5,546,253

------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------
Total increase (decrease)                                131,367,893  (175,059,222)
------------------------------------------------------------------------------------
Beginning of period                                      816,127,821   991,187,043
                                                        ----------------------------
End of period [including undistributed net
investment income (loss) of $1,737,590 and
($116,772), respectively]                               $947,495,714  $816,127,821
                                                        ============================



See accompanying Notes to Financial Statements.


17 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Class A     Year Ended October 31,                2003          2002          2001          2000       1999
----------------------------------------------------------------------------------------------------------
Per Share Operating Data
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $15.03        $17.97        $19.40        $21.77     $21.46
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .07           .03           .03           .04        .02
Net realized and unrealized gain (loss)          3.20         (2.56)        (1.01)          .17       1.28
                                               -----------------------------------------------------------
Total from investment operations                 3.27         (2.53)         (.98)          .21       1.30
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               --            --            --            --       (.15)
Dividends in excess of net investment income       --            --            --            --         -- 1
Distributions from net realized gain               --          (.41)         (.45)        (2.58)      (.84)
                                               -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --          (.41)         (.45)        (2.58)      (.99)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $18.30        $15.03        $17.97        $19.40     $21.77
                                               ===========================================================

----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              21.76%       (14.52)%       (5.23)%        1.44%      6.15%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $613,601      $487,750      $567,124      $569,086   $906,698
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $518,901      $567,625      $593,910      $685,319   $977,120
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            0.48%         0.21%         0.21%         0.05%      0.07%
Total expenses                                   1.51%         1.59%         1.57%         1.61%      1.60%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                N/A 4,5       N/A 4,5       N/A 4,6      1.56%       N/A 4
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            17%           12%           19%           51%        62%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.


18 | OPPENHEIMER QUEST VALUE FUND, INC.

Class B     Year Ended October 31,                2003          2002          2001          2000       1999
------------------------------------------------------------------------------------------------------------
Per Share Operating Data
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $14.37        $17.31        $18.82        $21.32     $21.08
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.18)         (.13)         (.08)         (.17)      (.11)
Net realized and unrealized gain (loss)          3.17         (2.40)         (.98)          .25       1.26
                                               -------------------------------------------------------
Total from investment operations                 2.99         (2.53)        (1.06)          .08       1.15
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               --            --            --            --       (.07)
Dividends in excess of net investment income       --            --            --            --         -- 1
Distributions from net realized gain               --          (.41)         (.45)        (2.58)      (.84)
                                               -------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --          (.41)         (.45)        (2.58)      (.91)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.36        $14.37        $17.31        $18.82     $21.32
                                               =============================================================

------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              20.81%       (15.09)%     4 (5.83)%        0.79%      5.51%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $213,433      $229,555      $318,916      $336,225   $520,146
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $209,546      $296,203      $346,623      $390,734   $541,440
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (0.30)%       (0.47)%       (0.45)%       (0.58)%    (0.51)%
Total expenses                                   2.35%         2.27%         2.21%         2.24%      2.17%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                               2.31%          N/A 4,5       N/A 4,6      2.19%       N/A 4
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            17%           12%           19%           51%       62%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.


19 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class C      Year Ended October 31,               2003      2002         2001         2000        1999
--------------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $14.38    $17.32       $18.83       $21.32      $21.07
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.08)     (.08)        (.05)        (.17)       (.11)
Net realized and unrealized gain (loss)          3.07     (2.45)       (1.01)         .26        1.26
                                               ---------------------------------------------------------
Total from investment operations                 2.99     (2.53)       (1.06)         .09        1.15
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               --        --           --           --        (.06)
Dividends in excess of net investment income       --        --           --           --          -- 1
Distributions from net realized gain               --      (.41)        (.45)       (2.58)       (.84)
                                               ---------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --      (.41)        (.45)       (2.58)       (.90)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.37    $14.38       $17.32       $18.83      $21.32
                                               =========================================================

--------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              20.79%   (15.08)%     (5.82)%       0.83%       5.55%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $76,529   $68,834      $81,771      $79,102    $132,668
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $68,992   $82,282      $84,956      $94,621    $143,378
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (0.32)%   (0.46)%      (0.42)%      (0.55)%      (0.48)%
Total expenses                                   2.35%     2.26%        2.19%        2.21%        2.15%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                               2.33%      N/A 4,5      N/A 4,6     2.16%         N/A 4
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            17%       12%          19%          51%          62%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.




20 | OPPENHEIMER QUEST VALUE FUND, INC.

Class N     Year Ended October 31,                           2003      2002      2001 1
------------------------------------------------------------------------------------------
Per Share Operating Data
------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $14.99    $17.96      $20.01
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .02      (.01)         -- 2
Net realized and unrealized gain (loss)                     3.18     (2.55)      (2.05)
                                                          --------------------------------
Total from investment operations                            3.20     (2.56)      (2.05)
------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --        --          --
Dividends in excess of net investment income                  --        --          --
Distributions from net realized gain                          --      (.41)         --
                                                          --------------------------------
Total dividends and/or distributions to shareholders          --      (.41)         --
------------------------------------------------------------------------------------------
Net asset value, end of period                            $18.19    $14.99      $17.96
                                                          ================================

------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 3                         21.35%   (14.70)%    (10.25)%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $12,361    $8,147      $2,696
------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 9,847    $6,363      $  651
------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                0.17%    (0.02)%     (0.13)%
Total expenses                                              1.87%     1.79%       1.72%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                          1.82%      N/A 5,6      N/A 5,7
------------------------------------------------------------------------------------------
Portfolio turnover rate                                       17%       12%         19%


1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.
7. Voluntary waiver of management fees less than 0.01%.

See accompanying Notes to Financial Statements.



21 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class Y     Year Ended October 31                2003      2002      2001      2000      1999
-----------------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period           $15.19    $18.10    $19.47    $21.82    $21.54
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .07       .05       .04       .04       .08
Net realized and unrealized gain (loss)          3.27     (2.55)     (.96)      .19      1.28
                                               ------------------------------------------------
Total from investment operations                 3.34     (2.50)     (.92)      .23      1.36
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               --        --        --        --      (.24)
Dividends in excess of net investment income       --        --        --        --        -- 1
Distributions from net realized gain               --      (.41)     (.45)    (2.58)     (.84)
                                               ------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --      (.41)     (.45)    (2.58)    (1.08)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                 $18.53    $15.19    $18.10    $19.47    $21.82
                                               ================================================

-----------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              21.99%   (14.25)%   (4.89)%    1.54%     6.45%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $31,571   $21,842   $20,681   $13,478   $14,579
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)             $26,426   $23,774   $18,259   $12,712   $12,065
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            0.69%     0.50%     0.52%     0.21%     0.32%
Total expenses                                   1.37%     1.38%     1.25%     1.45%     1.33%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                               1.30%     1.28%     1.22%     1.40%      N/A 4
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                            17%       12%       19%       51%       62%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



22 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.



23 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                           Net Unrealized
                                                             Appreciation
                                                         Based on Cost of
                                                           Securities and
        Undistributed Undistributed       Accumulated   Other Investments
        Net Investment    Long-Term              Loss  for Federal Income
        Income                 Gain  Carryforward 1,2        Tax Purposes
        -----------------------------------------------------------------
        $1,856,491              $--       $42,423,928        $124,630,971

1. As of October 31, 2003, the Fund had $42,423,928 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2010       $41,300,603
                              2011         1,123,325
                                         -----------
                              Total      $42,423,928
                                         ===========

2. During the fiscal years ended October 31, 2003 and October 31, 2002, the Fund did not utilize any capital loss carryforwards.

The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:
                                           Year Ended        Year Ended
                                     October 31, 2003  October 31, 2002
                 -------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                  $--       $ 1,697,565
                 Long-term capital gain            --        21,256,296
                                                  ----------------------
                 Total                            $--       $22,953,861
                                                  ======================


24 | OPPENHEIMER QUEST VALUE FUND, INC.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments          $841,992,107
                                                -------------
                 Gross unrealized appreciation  $176,943,456
                 Gross unrealized depreciation   (52,312,485)
                                                -------------
                 Net unrealized appreciation    $124,630,971
                                                =============

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2003, the Fund's projected benefit obligations were increased by $5,164 and payments of $3,035 were made to retired directors, resulting in an accumulated liability of $118,899 as of October 31, 2003.
   The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


25 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Capital Stock
The Fund has authorized 125 million shares of $1.00 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                         Year Ended October 31, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
Class A
Sold                         8,388,977  $135,379,774      8,188,234   $143,871,912
Dividends and/or
distributions reinvested            --            --        653,219     12,162,940
Redeemed                    (7,304,455) (114,871,972)    (7,958,165)  (135,057,828)
                            -------------------------------------------------------
Net increase                 1,084,522  $ 20,507,802        883,288   $ 20,977,024
                            =======================================================

-----------------------------------------------------------------------------------
Class B
Sold                         2,164,844  $ 33,198,617      3,073,484   $ 51,995,465
Dividends and/or
distributions reinvested            --            --        380,323      6,815,399
Redeemed                    (5,840,725)  (87,515,711)    (5,903,799)   (96,248,064)
                            -------------------------------------------------------
Net decrease                (3,675,881) $(54,317,094)    (2,449,992)  $(37,437,200)
                            =======================================================

-----------------------------------------------------------------------------------
Class C
Sold                         2,153,026  $ 32,292,040      1,528,409   $ 25,621,828
Dividends and/or
distributions reinvested            --            --         95,986      1,721,039
Redeemed                    (2,532,498)  (37,836,118)    (1,559,108)   (24,974,459)
                            -------------------------------------------------------
Net increase (decrease)       (379,472) $ (5,544,078)        65,287   $  2,368,408
                            =======================================================

-----------------------------------------------------------------------------------
Class N
Sold                           295,202  $  4,685,360        540,598   $  9,398,173
Dividends and/or
distributions reinvested            --            --          5,205         96,872
Redeemed                      (159,224)   (2,551,446)      (152,433)    (2,642,853)
                            -------------------------------------------------------
Net increase                   135,978  $  2,133,914        393,370   $  6,852,192
                            =======================================================

-----------------------------------------------------------------------------------
Class Y
Sold                           971,748  $ 15,136,128        796,765   $ 14,147,444
Dividends and/or
distributions reinvested            --            --         25,250        473,948
Redeemed                      (705,862)  (11,419,767)      (526,653)    (9,075,139)
                            -------------------------------------------------------
Net increase                   265,886  $  3,716,361        295,362   $  5,546,253
                            =======================================================


26 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were $131,356,652 and $197,558,675, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective June 15, 2003, the agreement provides for a fee at an annual rate of 0.90% of the first $400 million of average annual net assets of the Fund, 0.85% of the next $600 million, 0.80% of the next $2 billion, 0.70% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $5 billion. Prior to June 15, 2003, the annual advisory fee rate was 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $2.2 billion, 0.75% of the next $1 billion and 0.65% of average annual net assets in excess of $4 billion.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the year ended October 31, 2003, the Manager paid $2,520,740 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2003, the Fund paid $2,540,182 to OFS for services to the Fund.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.



27 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 Aggregate        Class A   Concessions    Concessions    Concessions    Concessions
                 Front-End      Front-End    on Class A     on Class B     on Class C     on Class N
             Sales Charges  Sales Charges        Shares         Shares         Shares         Shares
                on Class A    Retained by   Advanced by    Advanced by    Advanced by    Advanced by
Year Ended          Shares    Distributor  Distributor1  Distributor 1  Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------
October 31, 2003  $714,781       $221,497       $82,712       $735,245       $108,515        $32,571

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           Class A        Class B        Class C        Class N
                        Contingent     Contingent     Contingent     Contingent
                          Deferred       Deferred       Deferred       Deferred
                     Sales Charges  Sales Charges  Sales Charges  Sales Charges
                       Retained by    Retained by    Retained by    Retained by
Year Ended             Distributor    Distributor    Distributor    Distributor
-------------------------------------------------------------------------------
October 31, 2003           $12,943       $629,815        $19,215        $20,909


--------------------------------------------------------------------------------
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or before December 31, 2002. Beginning January 1, 2003, the Board of Directors set the annual rate at zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the year ended October 31, 2003, expense under the Class A plan totaled $1,372,643, all of which were paid by the Distributor to recipients, which included $13,077 retained by the Distributor and $77,695 which was paid to an affiliate of the Manager.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate  Uncompensated
                                                   Uncompensated  Expenses as %
                  Total Expenses  Amount Retained       Expenses  of Net Assets
                      Under Plan   by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------
Class B Plan          $2,095,900       $1,497,713     $5,628,375           2.64%
Class C Plan             689,719          137,870      2,431,058           3.18
Class N Plan              49,176           38,928        236,244           1.91


28 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
5. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.


29 | OPPENHEIMER QUEST VALUE FUND, INC.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Board of Directors and Shareholders of
Oppenheimer Quest Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Value Fund, Inc., including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999, were audited by other auditors whose report dated November 19, 1999, expressed an unqualified opinion on this information.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Value Fund, Inc. as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP

Denver, Colorado
November 21, 2003


30 | OPPENHEIMER QUEST VALUE FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
   A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $12,922,750 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



Portfolio Proxy Voting
Policies and Procedures  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


31 | OPPENHEIMER QUEST VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with        Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age       by Director; Number of Portfolios in Fund Complex Currently Overseen by Director

INDEPENDENT                        The address of each Director in the chart below is 6803 S. Tucson Way,
DIRECTORS                          Centennial, CO 80112-3924. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

Thomas W. Courtney,                Principal of Courtney Associates, Inc. (venture capital firm); former General
Chairman of the                    Partner of Trivest Venture Fund (private venture capital fund); former President
Board of Directors,                of Investment Counseling Federated Investors, Inc.; Trustee of the following
Director (since 1996)              open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free
Age: 70                            Trust of Arizona and Hawaiian Tax Free Trust. Oversees 11 portfolios in the
                                   OppenheimerFunds complex.

Paul Y. Clinton,                   Principal of Clinton Management Associates, a financial and venture capital
Director (since 1996)              consulting firm; Trustee of the following open-end investment companies: Trustee
Age: 71                            of Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and
                                   Narragansett Insured Tax-Free Income Fund. Formerly: Director, External Affairs,
                                   Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of
                                   Woodland Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co. Oversees 11 portfolios in the OppenheimerFunds complex.

Robert G. Galli,                   A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Director (since 1998)              OppenheimerFunds complex.
Age: 70

Lacy B. Herrmann,                  Chairman and Chief Executive Officer of Aquila Management Corporation, the
Director (since 1996)              sponsoring organization and manager, administrator and/or sub-adviser to the
Age: 74                            following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia Equity
                                   Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income
                                   Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund
                                   of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian
                                   Tax-Free Trust, and Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT;
                                   Vice President, Director, Secretary, and formerly Treasurer of Aquila
                                   Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer
                                   and Trustee/Director of its predecessors; President and Director of STCM
                                   Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a
                                   Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Trustee Emeritus of Brown
                                   University. Oversees 11 portfolios in the OppenheimerFunds complex.





32 | OPPENHEIMER QUEST VALUE FUND, INC.

Brian Wruble,                      Special Limited Partner (since January 1999) of Odyssey Investment Partners, LLC
Director (since 2001)              (private equity investment); General Partner (since September 1996) of Odyssey
Age: 60                            Partners, L.P. (hedge fund in distribution since 1/1/97); Board of Governing
                                   Trustees (since August 1990) of The Jackson Laboratory (non-profit); Trustee
                                   (since May 1992) of Institute for Advanced Study (educational institute);
                                   formerly Trustee (May 2000 - 2002) of Research Foundation of AIMR (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College
                                   (economics research) (August 1990-September 2001); Director of Ray & Berendtson,
                                   Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OFFICERS                           The address of the Officers in the chart below is as follows: for Messrs. Murphy and Zack, Two World Financial Center, 225 Liberty St., New York, NY 10281-1008,
                                   for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
                                   serves for an annual term or until his or her earlier resignation, death or removal.

John V. Murphy,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)             (since September 2000) of the Manager; President and a director or trustee of
Age: 54                            other Oppenheimer funds; President and a director (since July 2001) of
                                   Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                   Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                   (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                   Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                   of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                   OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                   Corporation (since November 2001), HarbourView Asset Management Corporation and
                                   OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                   2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                   Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                   and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                   Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                   Insurance Company (the Manager's parent company); a director (since June 1995)
                                   of DLB Acquisition Corporation (a holding company that owns the shares of David
                                   L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                   2000-June 2001) of the Manager; President and trustee (November 1999-November
                                   2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                   Insurance Company; President, Chief Executive Officer and director (September
                                   1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                   1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                   wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as
                                   Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.




33 | OPPENHEIMER QUEST VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited/Continued
--------------------------------------------------------------------------------

Brian W. Wixted,                   Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)             (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 44                            Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                   Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                   Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                   Inc. (since November 2000) (offshore fund management subsidiaries of the
                                   Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                   Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                   (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                   Program (since April 2000); formerly Principal and Chief Operating Officer
                                   (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                   officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                    Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)             of the Manager; General Counsel and a director (since November 2001) of
Age: 55                            OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                   (since November 2001) of HarbourView Asset Management Corporation; Vice
                                   President and a director (since November 2000) of Oppenheimer Partnership
                                   Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                   November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                   Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                   Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                   Centennial Asset Management Corporation; a director (since November 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                   (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                   (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                   November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                   (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                   2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                   1985-November 2001), Shareholder Financial Services, Inc. (November
                                   1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                   plc (October 1997-November 2001). An officer of 82 portfolios in the
                                   OppenheimerFunds complex.





The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge upon request.


34 | OPPENHEIMER QUEST VALUE FUND, INC.

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Directors of the Fund has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)